Reverse Recapitalization - Summary of net cash proceeds from the Reverse Recapitalization (Details) - EUR (€) € in Thousands		12 Months Ended
	Dec. 14, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reverse Recapitalization
Proceeds from the Reverse Recapitalization	€ 183,426	€ 0	€ 0	€ 183,426
Payments of transaction costs related to the Reverse Recapitalization	(11,217)	€ 0	€ 0	€ (11,217)
Net cash proceeds from the Reverse Recapitalization	€ 172,209